ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS - Pro Farm Group, Inc (Details) - Pro Farm Group, Inc. $ in Thousands	12 Months Ended
	Jun. 30, 2023 USD ($)	Jul. 12, 2022 USD ($) patent
ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS
Exchange ratio		0.088
Number of patents held | patent		343
Shares issued		$ 154,795
Assumed RSU & Stock options		1,620
Cash payment		29
Total consideration		156,444
Net assets incorporated
Cash and cash equivalents		4,402
Trade receivables		6,855
Other receivables		1,423
Inventories		11,183
Property, plant and equipment		12,607
Right of use assets, net		3,005
Intangible assets		17,766
Restricted cash		1,560
Other assets		683
Trade and other payables		(22,653)
Lease liabilities		(3,245)
Borrowings		(25,586)
Other liabilities		(857)
Revaluation of existing assets
Property, plant and equipment		494
Intangible assets		79,053
Deferred tax		(6,336)
Total net assets identified		80,354
Goodwill		76,090
Total consideration		$ 156,444
Other disclosures
Revenue of the acquiree since the merger date	$ 42,300
Profit or loss of the acquiree since the merger date	5,400
Revenue of the combined entity	42,600
Profit or loss of the combined entity	$ 3,100